Calvert
Global Equity Fund
December 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Australia — 2.4%
CSL Ltd.	1,258	$ 219,459
		$ 219,459
Belgium — 2.0%
KBC Group NV	2,408	$ 185,920
		$ 185,920
Denmark — 1.6%
Novo Nordisk AS, Class B	1,683	$ 145,212
		$ 145,212
France — 7.0%
L'Oreal SA	454	$160,718
LVMH Moet Hennessy Louis Vuitton SE	279	183,524
Safran SA	746	163,454
Schneider Electric SE	565	140,660
		$648,356
Germany — 3.0%
Siemens AG	1,426	$278,062
		$278,062
Hong Kong — 2.2%
AIA Group Ltd.	28,554	$205,099
		$205,099
India — 2.0%
HDFC Bank Ltd. ADR	2,956	$188,770
		$188,770
Japan — 3.1%
Keyence Corp.	383	$155,679
Recruit Holdings Co. Ltd.	1,910	132,760
		$288,439
Netherlands — 5.6%
ASML Holding NV	362	$253,557
IMCD NV	1,789	265,865
		$519,422
Singapore — 2.1%
DBS Group Holdings Ltd.	6,260	$200,605
		$200,605
Switzerland — 2.8%
Nestle SA	3,231	$265,081
		$265,081
Security	Shares	Value
Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	750	$ 148,117
		$ 148,117
United Kingdom — 7.4%
Compass Group PLC	7,625	$ 253,710
London Stock Exchange Group PLC	1,679	236,999
Reckitt Benckiser Group PLC	3,330	201,567
		$ 692,276
United States — 54.8%
Adobe, Inc.(1)	375	$166,755
Alphabet, Inc., Class A	2,345	443,908
Amazon.com, Inc.(1)	2,315	507,888
AMETEK, Inc.	1,347	242,810
Boston Scientific Corp.(1)	3,081	275,195
CDW Corp.	991	172,474
Charles Schwab Corp.	1,234	91,328
Danaher Corp.	910	208,891
Ingersoll Rand, Inc.	1,587	143,560
Intuit, Inc.	225	141,413
Intuitive Surgical, Inc.(1)	334	174,335
Micron Technology, Inc.	2,222	187,004
Microsoft Corp.	1,438	606,117
NextEra Energy, Inc.	2,719	194,925
NVIDIA Corp.	3,480	467,329
TJX Cos., Inc.	1,327	160,315
Verisk Analytics, Inc.	468	128,901
Visa, Inc., Class A	1,079	341,007
Walt Disney Co.	2,244	249,869
Zoetis, Inc.	1,271	207,084
		$5,111,108
Total Common Stocks (identified cost $6,222,897)		$9,095,926

Short-Term Investments — 0.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(2)	5,234	$ 5,234
Total Short-Term Investments (identified cost $5,234)		$ 5,234

Total Investments — 97.7% (identified cost $6,228,131)	$9,101,160
Other Assets, Less Liabilities — 2.3%	$ 218,881
Net Assets — 100.0%	$9,320,041

Calvert
Global Equity Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.
At December 31, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	24.7%
Industrials	16.0
Financials	15.6
Health Care	13.2
Consumer Discretionary	11.9
Communication Services	7.4
Consumer Staples	6.7
Utilities	2.1
Total	97.6%

Abbreviations:
ADR	– American Depositary Receipt

The Fund did not have any open derivative instruments at December 31, 2024.
Affiliated Investments
At December 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $5,234, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$278,651	$334,674	$(608,091)	$ —	$ —	$5,234	$1,673	5,234

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$219,459	$ —	$219,459

Calvert
Global Equity Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Belgium	$ —	$185,920	$ —	$185,920
Denmark	—	145,212	—	145,212
France	—	648,356	—	648,356
Germany	—	278,062	—	278,062
Hong Kong	—	205,099	—	205,099
India	188,770	—	—	188,770
Japan	—	288,439	—	288,439
Netherlands	—	519,422	—	519,422
Singapore	—	200,605	—	200,605
Switzerland	—	265,081	—	265,081
Taiwan	148,117	—	—	148,117
United Kingdom	—	692,276	—	692,276
United States	5,111,108	—	—	5,111,108
Total Common Stocks	$5,447,995	$3,647,931(1)	$ —	$9,095,926
Short-Term Investments	$5,234	$ —	$ —	$5,234
Total Investments	$5,453,229	$3,647,931	$ —	$9,101,160

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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